Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 117,768	$ 96,581	$ 85,464	$ 96,581	$ 85,464
Actual return on plan assets				11,256	1,813
Company contributions	12,600	15,900	14,000	15,900	14,000
Benefits paid				(5,969)	(4,696)
Fair value at end of measurement period				117,768	96,581	85,464
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	97,653	81,507	74,164	81,507	74,164
Service cost				4,271	4,557	3,671
Interest cost				4,048	3,967	3,583
Actuarial loss				13,796	3,515
Benefits paid				(5,969)	(4,696)
Projected benefit obligation at the end of measurement period				97,653	81,507	74,164
Funded status at end of year (fair value of plan assets less benefit obligation)				$ 20,115	$ 15,074